Credit Risk Concentrations (Details) - Schedule of diversification of the Account's portfolio by region and property type	12 Months Ended
	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration Risk Percentage	100.00%	[1]
East [Member] | Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	20.50%	[1]
East [Member] | Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	8.90%	[1]
East [Member] | Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.20%	[1]
East [Member] | Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	1.30%	[1]
East [Member] | Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.10%	[1],[2]
East [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	37.00%	[1]
West [Member] | Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	15.00%	[1]
West [Member] | Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	8.80%	[1]
West [Member] | Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	4.30%	[1]
West [Member] | Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	7.40%	[1]
West [Member] | Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.30%	[1],[2]
West [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	35.80%	[1]
South [Member] | Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	6.70%	[1]
South [Member] | Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	4.80%	[1]
South [Member] | Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	8.40%	[1]
South [Member] | Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.60%	[1]
South [Member] | Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.60%	[1],[2]
South [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	24.10%	[1]
Foreign [Member] | Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage		[1],[3]
Foreign [Member] | Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage		[1],[3]
Foreign [Member] | Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	1.60%	[1],[3]
Foreign [Member] | Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage		[1],[3]
Foreign [Member] | Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage		[1],[2],[3]
Foreign [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	1.60%	[1],[3]
Midwest [Member] | Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.30%	[1]
Midwest [Member] | Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage		[1]
Midwest [Member] | Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.20%	[1]
Midwest [Member] | Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.90%	[1]
Midwest [Member] | Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.10%	[1],[2]
Midwest [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	1.50%	[1]
Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	42.50%	[1]
Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	22.50%	[1]
Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.70%	[1]
Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	13.20%	[1]
Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	4.10%	[1],[2]

[1]	Wholly owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at net equity value.
[2]	Represents interest in Storage Portfolio investment, a fee interest encumbered by a ground lease real estate investment and a land development.
[3]	Represents real estate investment in France.